Employee Benefit Plans Amounts Charged to Income for employees Incentive Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 337.7	$ 266.2	$ 234.5
After Tax	219.5	173.0	152.4
Employee Stock [Member]
Incentive Compensation Plans Expense [Line Items]
Pretax	64.5	51.4	64.9
After Tax	41.9	33.4	42.2
Employee Stock Option
Incentive Compensation Plans Expense [Line Items]
Pretax	1.7	0.0	$ 0.0
After Tax	$ 1.1	$ 0.0